UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Energy Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
Master Limited Partnerships - Common Stocks — 83.85%
Diversified Metals & Mining — 0.52%
Hi-Crush Partners LP *	206,340	$3,549,048

Oil & Gas Equipment & Services — 2.40%
Archrock Partners LP	119,426	2,131,754
USA Compression Partners LP	810,804	14,407,987

		16,539,741

Oil & Gas Refining, Marketing & Transportation — 0.69%
AmeriGas Partners LP	92,620	4,350,361
Suburban Propane Partners LP	15,366	401,821

		4,752,182

Oil & Gas Storage & Transportation — 80.24%
American Midstream Partners LP	250,929	3,977,225
Antero Midstream Partners LP	712,634	24,443,346
Blueknight Energy Partners LP	222,955	1,516,094
Boardwalk Pipeline Partners LP	731,750	13,244,675
Buckeye Partners LP	193,870	13,361,520
Cheniere Energy Partners LP	413,261	13,538,430
Cone Midstream Partners LP	826,353	19,146,599
DCP Midstream LP	332,650	13,039,880
Dominion Midstream Partners LP	577,099	17,861,214
Dynagas LNG Partners LP	37,500	612,375
Enable Midstream Partners LP	654,035	10,673,851
Enbridge Energy Partners LP	157,073	2,843,021
Energy Transfer Partners LP	402,377	15,213,874
EnLink Midstream Partners LP	788,752	14,765,437
Enterprise Products Partners LP	758,174	21,251,617
EQT GP Holdings LP	67,189	1,836,947
EQT Midstream Partners LP	115,215	9,081,246
Genesis Energy LP	361,342	12,227,813
Global Partners LP	65,097	1,285,666
Golar LNG Partners LP	550,952	12,418,458
Holly Energy Partners LP	365,825	13,140,434
Magellan Midstream Partners LP	273,265	21,180,770
MPLX LP	594,843	22,134,108
NGL Energy Partners LP	284,968	6,326,290
Noble Midstream Partners LP	242,266	11,774,128
NuStar Energy LP	210,701	11,007,020
ONEOK Partners LP	149,500	7,830,810
Phillips 66 Partners LP	418,839	23,300,014
Plains All American Pipeline LP	349,649	11,216,740
Rice Midstream Partners LP	1,027,942	25,297,653
Shell Midstream Partners LP	553,743	18,140,621
Spectra Energy Partners LP	390,454	17,465,007
Sprague Resources LP	217,863	5,958,553
Summit Midstream Partners LP	345,958	8,251,098
Sunoco Logistics Partners LP	593,100	15,023,223
Sunoco LP	213,729	5,473,600
Tallgrass Energy Partners LP	249,982	13,364,038
TC PipeLines LP	197,219	12,042,192
Teekay LNG Partners LP	368,456	6,890,127
Tesoro Logistics LP	275,270	15,500,454
Valero Energy Partners LP	336,190	16,459,862

See accompanying notes which are an integral part of this schedule of investments

Western Gas Equity Partners LP	112,573	5,161,472
Western Gas Partners LP	358,539	22,290,370
Williams Partners LP	390,567	15,739,850

		553,307,722

Total Master Limited Partnerships - Common Stocks (Cost $521,695,923)		578,148,693

Common Stocks — 13.45%
Integrated Oil & Gas — 1.06%
Exxon Mobil Corp.	37,615	3,058,852
Occidental Petroleum Corp.	64,550	4,231,253

		7,290,105

Mortgage REITs — 0.30%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	106,301	2,103,697

Oil & Gas Equipment & Services — 0.10%
Archrock, Inc.	50,000	682,500

Oil & Gas Exploration & Production — 1.78%
California Resources Corp. *	435	7,773
Parsley Energy, Inc. *	404,350	12,288,197

		12,295,970

Oil & Gas Refining & Marketing — 1.69%
Marathon Petroleum Corp.	44,950	2,229,520
Valero Energy Corp.	49,750	3,380,513
Western Refining, Inc.	166,406	6,077,147

		11,687,180

Oil & Gas Refining, Marketing & Transportation — 1.35%
Phillips 66	48,287	3,775,561
UGI Corp.	114,800	5,536,804

		9,312,365

Oil & Gas Storage & Transportation — 7.17%
Enbridge Energy Management LLC *	1	17
Enbridge, Inc.	202,239	8,463,702
Golar LNG Ltd.	251,322	6,863,604
Kinder Morgan, Inc.	591,144	12,597,279
SemGroup Corp. - Class A	126,459	4,445,034
Tallgrass Energy GP LP	66,878	1,900,004
Targa Resources Corp.	245,300	13,859,450
TransCanada Corp.	27,950	1,285,421

		49,414,511

Total Common Stocks (Cost $84,500,758)		92,786,328

Money Market — 3.08%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.48% (a)	21,246,899	21,246,899

Total Money Market (Cost $21,246,899)		21,246,899

Total Investments – 100.38% (Cost $627,443,580)		692,181,920

Liabilities in Excess of Other Assets – (0.38)%		(2,650,393)

NET ASSETS – 100.00%		$689,531,527

(a)	Rate disclosed is the seven day effective yield as of February 28, 2017.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments

At February 28, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$97,896,840
Gross unrealized depreciation	(18,395,170)

Net unrealized appreciation	$79,501,670

Aggregate cost of securities for income tax purposes	$612,680,250

See accompanying notes which are an integral part of this schedule of investments

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less may be valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of February 28, 2017 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Master Limited Partnerships	$578,148,693	$—	$—	$578,148,693
Common Stocks	92,786,328	—	—	92,786,328
Money Market	21,246,899	—	—	21,246,899

Total Investment Securities	$692,181,920	$—	$—	$692,181,920

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2017 based on input levels assigned at November 30, 2016.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Spirit of America Investment Fund, Inc

By
/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date        4/19/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date        4/19/2017

By
/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date        4/19/2017